1604(b)(5) De-SPAC, Material Financing Transactions	Oct. 21, 2026
De-SPAC Material Financing Transaction [Line Items]
De-SPAC, Material Terms of Material Financing Transactions Occurred or will Occur, Prospectus Summary, Material Terms [Text Block]

Prior to the IPO, the Sponsor paid $25,000, or approximately $0.004 per share, to cover certain expenses on our behalf in consideration of 6,870,130 Founder Shares, and on April 1, 2022, the Sponsor sold and transferred a total of 850,000 Founder Shares to certain of SPKL’s officers and directors, at a purchase price equal to the par value per share. Up to 448,052 Founder Shares were subject to forfeiture by the Sponsor depending on the extent to which the underwriter’s over-allotment option was exercised, and pursuant to the Letter Agreement, and up to 3,435,065 Founder Shares were subject to forfeiture if the Forward Purchaser exercises its right to terminate or reduce its commitment to purchase forward purchase securities pursuant to the Forward Purchase Agreement or in the event of SPKL’s liquidation and subsequent dissolution. On October 10, 2023, at the request of SPKL, Cantor informed SPKL that it will not be exercising the over-allotment option. As a result, the Sponsor forfeited an aggregate of 448,052 Founder Shares, and such forfeited shares were cancelled by SPKL prior to the consummation of the IPO. Additionally, pursuant to the Sponsor Agreement, the Letter Agreement was amended to provide that the Sponsor will not be obligated to surrender any Founder Shares (or any SPKL Class A Ordinary Share issued upon conversion thereof) as a result of the Forward Purchaser not fulfilling its commitment under the Forward Purchase Agreement. Accordingly, no forfeiture of Founder Shares as contemplated under the Letter Agreement will occur in connection with the Business Combination regardless of whether the Forward Purchaser fulfills its commitment.

Since the IPO, the following material financing transactions have occurred or will occur in connection with the consummation of the Business Combination: (i) simultaneously with the consummation of the IPO, the Sponsor purchased an aggregate of 8,490,535 Private Placement Warrants, at a price of $1.00 per warrant in a private placement, generating total proceeds of $8,490,535; (ii) on January 28, 2025, SPKL issued the Convertible Note in the principal amount of up to $1,900,000 to the Sponsor, of which $1,900,000 is outstanding, which does not bear interest and is repayable upon the consummation of the Business Combination, with the Sponsor having the option to convert up to $1,500,000 of the outstanding principal balance into Working Capital Warrants, at a price of $1.00 per warrant upon consummation of the Business Combination; (iii) on June 25, 2025, SPKL issued the Non-Convertible Note in the principal amount of up to $2,500,000 of which $            was outstanding as of           , 2026, which does not bear interest and is repayable upon the earlier of the consummation of the Business Combination and the last day that SPKL has to complete a business combination; (iv) following the approval of the First Extension at the First Extension Meeting, SPKL committed to make the First Extension Contributions into the Trust Account in an amount equal to the lesser of (A) $0.015 for each outstanding SPKL Class A Ordinary Share and (B) $55,000, up to a maximum aggregate amount of $825,000, to extend SPKL’s time period to consummate a business combination from July 11, 2025 to September 29, 2026; (v) following the approval of the Second Extension at the Second Extension Meeting, SPKL committed to make the Second Extension Contributions into the Trust Account in an amount equal to $0.015 for each outstanding SPKL Class A Ordinary Share, up to a maximum aggregate amount of $201,304, to extend SPKL’s time period to consummate a business combination from September 29, 2026 to March 29, 2027, with aggregate deposits of $         having been made into the Trust Account through         , 2026; and (vi) the Series A Preferred Investment. The Non-Convertible Note, which includes the aggregate amount of the Contributions deposited into the Trust Account, and $            of the Convertible Note will be repaid upon the consummation of the Business Combination, except that, with respect to the Convertible Note, up to $1,500,000 of the outstanding principal balance may be converted at the Sponsor’s option into Working Capital Warrants with terms identical to the Private Placement Warrants at a price of $1.00 per warrant, pursuant to the Sponsor Agreement.